UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 82.87%				$143,966,177

(Cost $135,864,320)

Consumer Discretionary 19.27%				33,473,069

Auto Components 0.80%
Allison Transmission, Inc. (S)(Z)	11.000	11/01/15	$1,000,000	1,095,000
Exide Technologies (S)	8.625	02/01/18	270,000	284,513

Auto Manufacturers 0.25%
Volvo Treasury AB (S)(Z)	5.950	04/01/15	390,000	426,917

Hotels, Restaurants & Leisure 6.48%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	12.000	10/15/15	2,000,000	2,017,500
Greektown Superholdings, Inc. (S)	13.000	07/01/15	2,179,000	2,467,718
HRP Myrtle Beach Operations LLC (H)(S)	-	04/01/12	1,745,000	0
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	1,000,000	1,000,000
Landry's Restaurants, Inc.	11.625	12/01/15	360,000	389,700
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	328,000	295,200
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	275,000	124,451
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,000,000	237,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.
(S)(Z)	11.625	04/15/16	80,000	82,900
Mohegan Tribal Gaming Authority (Z)	7.125	08/15/14	1,000,000	715,000
MTR Gaming Group, Inc. (Z)	12.625	07/15/14	1,055,000	1,109,069
MTR Gaming Group, Inc., Series B (Z)	9.000	06/01/12	590,000	542,800
Pokagon Gaming Authority (S)(Z)	10.375	06/15/14	694,000	718,290
Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09/15/14	485,000	494,700
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	968,000	665,737
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	387,855

Household Durables 0.08%
Standard Pacific Corp.	8.375	05/15/18	140,000	145,600

Household Products 0.23%
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	390,000	406,575

Leisure Equipment & Products 0.30%
Easton-Bell Sports, Inc.	9.750	12/01/16	465,000	517,313

Media 8.46%
AMC Entertainment, Inc. (Z)	8.750	06/01/19	350,000	375,375
Canadian Satellite Radio Holdings, Inc. (Z)	12.750	02/15/14	2,000,000	2,020,000
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	841,501	1,018,216
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	265,213
Clear Channel Communications, Inc.	10.750	08/01/16	1,385,000	1,298,438
Clear Channel Communications, Inc., PIK	11.000	08/01/16	1,806,617	1,662,088
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	100,000	110,500
Clear Channel Worldwide Holdings, Inc., Series B	9.250	12/15/17	395,000	437,463
CSC Holdings LLC	8.500	06/15/15	755,000	826,725
DIRECTV Holdings LLC//DIRECTV Financing Company, Inc.	5.875	10/01/19	355,000	385,794
News America Holdings, Inc. (Z)	7.750	01/20/24	980,000	1,144,749
Quebecor Media, Inc. (Z)	7.750	03/15/16	95,000	98,563
Regal Cinemas Corp. (Z)	8.625	07/15/19	130,000	138,450
Sirius XM Radio, Inc. (S)(Z)	8.750	04/01/15	2,000,000	2,185,000
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,000,000	0
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	465,028
Videotron Ltee (Z)	6.375	12/15/15	300,000	307,500

1

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

XM Satellite Radio, Inc. (S)(Z)	13.000	08/01/13	$1,650,000	$1,963,500

Multiline Retail 1.25%
Michaels Stores, Inc. (Z)	11.375	11/01/16	1,975,000	2,162,625

Personal Products 0.11%
Revlon Consumer Products Corp.	9.750	11/15/15	185,000	196,563

Specialty Retail 0.76%
Hillman Group, Inc.	10.875	06/01/18	290,000	316,463
Sonic Automotive, Inc.	9.000	03/15/18	145,000	153,700
Staples, Inc. (Z)	9.750	01/15/14	500,000	609,315
Toys R Us Property Company LLC	8.500	12/01/17	225,000	245,250

Textiles, Apparel & Luxury Goods 0.55%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	360,000	374,400
Phillips-Van Heusen Corp. (Z)	7.375	05/15/20	550,000	587,813

Consumer Staples 3.66%				6,354,223

Beverages 0.66%
Anheuser-Busch InBev Worldwide, Inc. (S)(Z)	7.200	01/15/14	1,000,000	1,152,862

Food Products 2.00%
BFF International, Ltd. (S)(Z)	7.250	01/28/20	1,000,000	1,062,500
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,068,814
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	371,875
JBS Finance II, Ltd. (S)	8.250	01/29/18	775,000	775,000
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	188,781

Household Products 0.59%
Yankee Candle Company, Inc. (Z)	8.500	02/15/15	655,000	684,475
Yankee Candle Company, Inc., Series B (Z)	9.750	02/15/17	315,000	330,750

Tobacco 0.41%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	719,166

Energy 10.96%				19,044,442

Energy Equipment & Services 0.87%
Delek & Avner-Yam Tethys, Ltd. (S)(Z)	5.326	08/01/13	113,481	113,912
Gazprom (S)(Z)	9.625	03/01/13	1,000,000	1,128,400
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	265,000	274,275

Oil, Gas & Consumable Fuels 10.09%
Anadarko Petroleum Corp. (Z)	6.375	09/15/17	500,000	552,288
Arch Coal, Inc.	8.750	08/01/16	665,000	736,488
Atlas Pipeline Partners LP (Z)	8.125	12/15/15	405,000	419,175
Copano Energy LLC/Copano Energy Finance Corp. (Z)	8.125	03/01/16	250,000	259,375
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,154,529
Drummond Company, Inc. (Z)	7.375	02/15/16	1,760,000	1,826,000
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	390,000	402,675
Linn Energy LLC/Linn Energy Finance Corp. (S)(Z)	8.625	04/15/20	390,000	427,050
MarkWest Energy Partners LP, Series B (Z)	8.500	07/15/16	500,000	526,875
McMoRan Exploration Company (Z)	11.875	11/15/14	1,100,000	1,207,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
(S)(Z)	8.875	03/15/18	565,000	615,850
Overseas Shipholding Group, Inc. (Z)	8.125	03/30/18	500,000	500,000
Pan American Energy LLC (S)	7.875	05/07/21	350,000	374,500
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,345,179

2

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Petroleos Mexicanos	6.000	03/05/20	$360,000	$380,952
Petroleos Mexicanos	4.875	03/15/15	1,000,000	1,063,750
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,126,788
RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03/15/17	750,000	813,750
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	1,140,000	1,259,700
Thermon Industries, Inc.	9.500	05/01/17	1,950,000	2,096,250
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	222,778
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	216,653

Financials 14.94%				25,959,154

Capital Markets 1.26%
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,082,997
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,103,448

Commercial Banks 1.87%
Barclays Bank PLC	5.140	10/14/20	1,595,000	1,453,881
BOM Capital PLC (S)(Z)	6.699	03/11/15	355,000	363,875
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/2015, then 3 month LIBOR + 2.490%) (S)(Z)	5.506	(Q)	905,000	915,853
State Bank of India/London (S)	4.500	07/27/15	500,000	510,268

Consumer Finance 0.92%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,083,267
SLM Corp. (Z)	8.450	06/15/18	485,000	523,835

Diversified Financial Services 3.83%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	750,000
Beaver Valley Funding (Z)	9.000	06/01/17	607,000	685,722
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.086	02/15/12	156,250	154,147
CCM Merger, Inc. (S)(Z)	8.000	08/01/13	2,145,000	2,134,275
Corp Andina de Fomento (Z)	3.750	01/15/16	690,000	684,911
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	732,935
Nationstar Mortgage/Nationstar Capital Corp. (S)(Z)	10.875	04/01/15	375,000	376,875
Orascom Telecom Finance SCA (S)(Z)	7.875	02/08/14	280,000	266,700
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	875,050

Insurance 2.56%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	719,719
Liberty Mutual Group, Inc. (S)	7.500	08/15/36	515,000	514,570
Liberty Mutual Group, Inc. (S)(Z)	7.300	06/15/14	750,000	820,856
Liberty Mutual Group, Inc. (10.750% to 6/15/2038, then 3
month LIBOR + 7.120%) (S)	10.750	06/15/58	1,000,000	1,285,000
Lincoln National Corp. (7.000% to 5/17/2016, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	366,300
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)(Z)	8.300	10/15/37	520,000	509,600
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	233,568

Investment Companies 1.40%
Offshore Group Investments, Ltd. (S)(Z)	11.500	08/01/15	2,180,000	2,425,250

Real Estate Investment Trusts 1.30%
Dexus Property Group (S)(Z)	7.125	10/15/14	1,000,000	1,120,467
Dupont Fabros Technology LP	8.500	12/15/17	350,000	378,875
Health Care, Inc. (Z)	6.200	06/01/16	345,000	382,702
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	371,330

3

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 1.80%
Realogy Corp. (S)	12.000	04/15/17	$1,843,221	$1,965,334
Realogy Corp. (S)	11.500	04/15/17	1,095,000	1,167,544

Health Care 1.02%				1,763,667

Health Care Equipment & Supplies 0.59%
Covidien International Finance SA (Z)	5.450	10/15/12	945,000	1,016,028

Health Care Providers & Services 0.17%
BioScrip, Inc.	10.250	10/01/15	285,000	302,100

Pharmaceuticals 0.26%
Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04/15/15	436,268	445,539

Industrials 11.27%				19,572,769

Aerospace & Defense 1.90%
Colt Defense LLC/Colt Finance Corp. (S)(Z)	8.750	11/15/17	175,000	144,375
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	885,000	932,569
Hawker Beechcraft Acquisition Company LLC (Z)	8.500	04/01/15	855,000	626,288
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	400,000	446,500
L-3 Communications Corp., Series B (Z)	6.375	10/15/15	200,000	206,250
PharmaNet Development Group, Inc. (S)(Z)	10.875	04/15/17	390,000	413,400
TransDigm, Inc. (S)	7.750	12/15/18	495,000	530,888

Airlines 4.35%
Continental Airlines, Inc. (Z)	8.307	04/02/18	156,689	160,998
Continental Airlines, Inc.	7.033	06/15/11	88,650	88,872
Continental Airlines, Inc. (Z)	6.545	02/02/19	232,647	247,769
Delta Air Lines, Inc. (S)(Z)	12.250	03/15/15	410,000	464,325
Delta Air Lines, Inc. (S)(Z)	9.500	09/15/14	1,343,000	1,467,228
Delta Air Lines, Inc. (Z)	6.821	08/10/22	755,679	806,688
Global Aviation Holdings, Inc.	14.000	08/15/13	1,385,000	1,509,650
United Air Lines, Inc. (Z)	12.750	07/15/12	678,455	763,262
United Air Lines, Inc. (S)(Z)	12.000	11/01/13	820,000	906,100
United Air Lines, Inc. (Z)	10.400	11/01/16	335,229	388,027
United Air Lines, Inc. (Z)	9.750	01/15/17	659,839	760,464

Building Materials 0.10%
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	167,800

Commercial Services & Supplies 2.48%
ACCO Brands Corp.	10.625	03/15/15	615,000	694,950
Avis Budget Car Rental LLC	9.625	03/15/18	345,000	379,500
Garda World Security Corp. (S)(Z)	9.750	03/15/17	765,000	820,463
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	826,500
MSX International, Inc. (S)	12.500	04/01/12	1,850,000	1,591,000

Electrical Equipment 0.18%
Coleman Cable, Inc.	9.000	02/15/18	295,000	305,325

Industrial Conglomerates 0.46%
Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02/13/13	365,000	398,471
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	409,412

Machinery 0.16%
Thermadyne Holdings Corp. (S)	9.000	12/15/17	260,000	274,300

4

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

Industrials (continued)

Road & Rail 1.64%
CSX Corp. (Z)	6.300	03/15/12	$1,000,000	$1,056,540
RailAmerica, Inc. (Z)	9.250	07/01/17	448,000	494,480
Western Express, Inc. (S)(Z)	12.500	04/15/15	1,395,000	1,290,375

Information Technology 1.25%				2,171,800

Electronic Equipment, Instruments & Components 0.58%
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	321,175
STATS ChipPAC, Ltd. (S)	7.500	08/12/15	630,000	683,550

IT Services 0.31%
Brightstar Corp. (S)	9.500	12/01/16	515,000	535,600

Software 0.36%
Vangent, Inc. (Z)	9.625	02/15/15	670,000	631,475

Materials 8.17%				14,202,280

Chemicals 2.03%
American Pacific Corp. (Z)	9.000	02/01/15	565,000	553,700
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	831,600
Sterling Chemicals, Inc. (Z)	10.250	04/01/15	1,000,000	1,032,500
The Dow Chemical Company (Z)	5.900	02/15/15	1,000,000	1,109,384

Containers & Packaging 0.69%
Ball Corp. (Z)	6.750	09/15/20	235,000	247,925
Cascades, Inc.	7.875	01/15/20	240,000	249,600
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	204,888
Graphic Packaging International, Inc.	7.875	10/01/18	236,000	250,160
Packaging Dynamics Corp. (S)	8.750	02/01/16	240,000	244,500

Metals & Mining 2.67%
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	272,813
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	500,000
Freeport-McMoRan Copper & Gold, Inc. (Z)	8.375	04/01/17	220,000	245,300
Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	360,000	394,200
Rain CII Carbon LLC (S)	8.000	12/01/18	945,000	1,001,700
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	848,980
Ryerson, Inc. (Z)	12.000	11/01/15	1,000,000	1,060,000
Teck Resources, Ltd. (Z)	10.750	05/15/19	240,000	312,000

Paper & Forest Products 2.78%
ABI Escrow Corp. (S)	10.250	10/15/18	910,000	1,026,025
Boise Paper Holdings LLC/Boise Finance Company	8.000	04/01/20	515,000	557,488
Grupo Papelero Scribe SA (S)(Z)	8.875	04/07/20	1,800,000	1,791,000
NewPage Corp. (Z)	11.375	12/31/14	1,085,000	1,087,713
PE Paper Escrow GmbH (S)(Z)	12.000	08/01/14	95,000	110,691
Verso Paper Holdings LLC	11.500	07/01/14	245,000	270,113

Telecommunication Services 8.37%				14,546,932

Communications Equipment 0.15%
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	266,875

Diversified Telecommunication Services 3.74%
Axtel SAB de CV (S)(Z)	9.000	09/22/19	260,000	255,450
Axtel SAB de CV (S)(Z)	7.625	02/01/17	810,000	774,563

5

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

BellSouth Corp. (Z)	6.300	12/15/15	$598,380	$647,982
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	540,000	517,050
Frontier Communications Corp.	8.750	04/15/22	435,000	490,463
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	556,500
GXS Worldwide, Inc.	9.750	06/15/15	430,000	428,925
Intelsat Bermuda, Ltd. (Z)	11.250	02/04/17	1,470,000	1,650,075
Telecom Italia Capital SA (Z)	6.175	06/18/14	1,105,000	1,177,778

Wireless Telecommunication Services 4.48%
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	750,000	808,125
CC Holdings GS V LLC/Crown Castle GS III Corp. (S)(Z)	7.750	05/01/17	410,000	451,000
Nextel Communications, Inc., Series D (Z)	7.375	08/01/15	1,340,000	1,350,050
NII Capital Corp.	10.000	08/15/16	320,000	358,400
SBA Tower Trust (S)(Z)	5.101	04/15/17	580,000	609,140
Sprint Capital Corp. (Z)	8.750	03/15/32	1,065,000	1,108,931
Sprint Capital Corp. (Z)	8.375	03/15/12	1,970,000	2,093,125
Sprint Capital Corp. (Z)	6.900	05/01/19	1,000,000	1,002,500

Utilities 3.96%				6,877,841

Electric Utilities 2.08%
BVPS II Funding Corp. (Z)	8.890	06/01/17	550,000	618,306
CE Generation LLC (Z)	7.416	12/15/18	512,000	525,462
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,082,416
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	260,121	261,799
PNPP II Funding Corp. (Z)	9.120	05/30/16	289,000	309,502
United Maritime Group LLC	11.750	06/15/15	475,000	475,000
Waterford 3 Funding Corp. (Z)	8.090	01/02/17	343,380	347,174

Independent Power Producers & Energy Traders 1.19%
AES Eastern Energy LP (Z)	9.000	01/02/17	902,900	902,900
Ipalco Enterprises, Inc. (Z)	8.625	11/14/11	315,000	329,175
NRG Energy, Inc.	7.375	01/15/17	795,000	826,800

Multi-Utilities 0.69%
DTE Energy Company (Z)	7.625	05/15/14	1,040,000	1,199,307

Convertible Bonds 2.29%				$3,968,099

(Cost $3,217,259)

Consumer Discretionary 1.30%				2,259,299

Media 1.30%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	1,770,000	2,259,299

Financials 0.36%				625,150

Capital Markets 0.14%
Knight Capital Group, Inc. (S)(Z)	3.500	03/15/15	250,000	243,125

Real Estate Investment Trusts 0.22%
Corporate Office Properties LP (S)(Z)	4.250	04/15/30	370,000	382,025

Industrials 0.63%				1,083,650

Airlines 0.33%
UAL Corp. (Z)	4.500	06/30/21	550,000	573,650

Containers & Packaging 0.30%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	510,000

6

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 1.05%				$1,827,963

(Cost $1,957,604)

Financials 1.05%				1,827,963

Commercial Banks 0.39%
HSBC Finance Capital Trust IX (5.911% to 11/302015, then
3 month LIBOR + 1.926%) (Z)	5.911	11/30/35	$700,000	671,125

Diversified Financial Services 0.66%
NB Capital Trust IV (Z)	8.250	04/15/27	1,130,000	1,156,838

U.S. Government & Agency Obligations 37.28%				$64,762,570

(Cost $64,789,396)

U.S. Government 20.27%				35,215,253

U.S. Treasury Notes
Note	2.625	11/15/20	1,065,000	997,938
Note (Z)	2.500	03/31/15	18,500,000	19,222,596
Note (Z)	2.500	04/30/15	2,430,000	2,521,883
Note (Z)	2.375	02/28/15	1,295,000	1,340,325
Note (Z)	1.250	08/31/15	4,905,000	4,793,490
Note (Z)	1.250	09/30/15	6,500,000	6,339,021

U.S. Government Agency 17.01%				29,547,317

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06/01/37	61,737	68,490
30 Yr Pass Thru Ctf	6.500	10/01/37	112,798	125,136
30 Yr Pass Thru Ctf	6.500	11/01/37	214,128	238,018
30 Yr Pass Thru Ctf	6.500	12/01/37	105,050	116,541
30 Yr Pass Thru Ctf	6.500	12/01/37	71,799	79,653
30 Yr Pass Thru Ctf	6.500	03/01/38	439,532	490,355
30 Yr Pass Thru Ctf	6.500	03/01/38	211,488	234,621
30 Yr Pass Thru Ctf	6.500	09/01/39	186,852	207,290
Federal National Mortgage Association
30 Yr Pass Thru Ctf	6.500	07/01/36	963,648	1,074,962
30 Yr Pass Thru Ctf	6.500	10/01/37	645,898	717,682
30 Yr Pass Thru Ctf (Z)	6.500	01/01/39	3,859,595	4,288,547
30 Yr Pass Thru Ctf (Z)	5.500	06/01/38	9,830,616	10,519,835
30 Yr Pass Thru Ctf (Z)	4.500	10/01/40	4,125,091	4,232,543
30 Yr Pass Thru Ctf (Z)	4.000	08/01/40	7,210,228	7,153,644

Foreign Government Obligations 2.11%				$3,668,011

(Cost $3,441,249)

Argentina 1.09%				1,899,750

City of Buenos Aires (S)(Z)	12.500	04/06/15	1,700,000	1,899,750

Canada 0.42%				730,267

Province of Ontario	3.150	12/15/17	735,000	730,267

Mexico 0.48%				826,898

Government of Mexico
Bond (Z)	5.875	02/17/14	450,000	497,250
Bond (Z)	5.125	01/15/20	315,000	329,648

7

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Korea 0.12%				$211,096

Korea Development Bank (Z)	4.375	08/10/15	$205,000	211,096

Collateralized Mortgage Obligations 6.87%				$11,938,487

(Cost $11,009,201)

Commercial & Residential 6.29%				10,925,026

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.373	12/25/46	9,060,279	533,884
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	206,014
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.713	04/25/35	397,554	23,592
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.828	09/20/46	46,402,384	3,132,161
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.383	12/25/34	254,781	24,453
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05/15/37	360,000	372,670
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,841,060	2,421,975
Series 2004-9, Class B1	3.571	08/25/34	772,862	305,200
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.345	09/19/35	5,362,535	285,827
Series 2007-3, Class ES IO	0.349	05/19/47	9,415,572	61,672
Series 2007-4, Class ES IO	0.350	07/19/47	11,286,885	62,529
Series 2007-6, Class ES IO (S)	0.342	08/19/37	7,899,461	50,478
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	307,944	25,788
Series 2005-AR18, Class 1X IO	2.217	10/25/36	10,904,185	490,688
Series 2005-AR18, Class 2X IO	1.917	10/25/36	10,222,854	460,028
Series 2005-AR5, Class B1 (P)	2.773	05/25/35	410,947	9,194
Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H) (P)	6.476	08/25/36	553,713	6
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.438	03/12/44	995,000	1,033,966
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.850	05/25/35	363,976	87,499
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.618	01/25/45	14,594,226	596,812
Series 2005-AR4, Class B1 (P)	2.719	04/25/35	1,416,874	321,449
Series 2005-AR8, Class X IO	1.710	07/25/45	8,083,665	419,141

U.S. Government Agency 0.58%				1,013,461

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	1,559,566	350,192
Series 402, Class 3 IO	4.000	11/25/39	1,156,309	238,871
Series 402, Class 4 IO	4.000	10/25/39	2,035,517	424,398

Asset Backed Securities 1.11%				$1,930,855

(Cost $1,814,759)

Asset Backed Securities 1.11%				1,930,855

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	36,871	35,983

8

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities (continued)

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.440	06/25/36	$992,946	$869,872
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	1,025,000

			Shares	Value
Common Stocks 2.73%				$4,740,415

(Cost $5,579,390)

Consumer Discretionary 0.80%				1,388,626

Hotels, Restaurants & Leisure 0.06%
Greektown Superholdings, Inc. (I)			977	108,035

Media 0.74%
Charter Communications, Inc., Class A (I)(Z)			11,505	483,210
Dex One Corp. (I)(Z)			20,979	115,385
SuperMedia, Inc. (I)(Z)			1,578	11,220
Vertis Holdings, Inc. (I)			34,015	670,776

Materials 1.93%				3,351,789

Containers & Packaging 1.93%
Smurfit-Stone Container Corp. (I)(Z)			89,740	3,351,789

			Shares	Value
Preferred Securities 3.45%				$5,986,125

(Cost $5,526,753)

Consumer Discretionary 1.68%				2,909,954

Automobiles 0.17%
General Motors Company, Series B, 4.750%			5,290	287,300

Hotels, Restaurants & Leisure 1.21%
Greektown Superholdings, Inc., Series A , 7.500% (I)			19,074	2,109,179

Media 0.30%
Nielsen Holdings NV, 6.250%			9,500	513,475

Energy 0.26%				456,771

Oil, Gas & Consumable Fuels 0.26%
Apache Corp., Series D, 6.000%			6,980	456,771

Financials 1.20%				2,076,400

Commercial Banks 0.63%
Zions Bancorporation, Series E, 11.000%			40,000	1,096,400

Real Estate Investment Trusts 0.57%
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	980,000

Utilities 0.31%				543,000

Electric Utilities 0.31%
PPL Corp., 9.500%			10,000	543,000

9

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

			Par value	Value
Short-Term Investments 3.80%				$6,601,000

(Cost $6,601,000)

Repurchase Agreement 0.06%				101,000

Repurchase Agreement with State Street Corp. dated 01-31-11 at
0.010% to be repurchased at $101,000 on 02-01-11, collateralized by $95,000 Federal National Mortgage Association, 4.375% due 10-
15-15 (valued at $105,806, including interest)			101,000	101,000

		Maturity	Par value
	Yield* (%)	date		Value
Short-Term Securities 3.74%				6,500,000

Federal Home Loan Bank Discount Notes	0.100	02/01/11	6,500,000	6,500,000

Total investments (Cost $239,800,931)† 143.56%				$249,389,702

Other assets and liabilities, net (43.56%)				($75,666,216)

Total net assets 100.00%				$173,723,486

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $63,111,583 or 36.33% of the Fund's net assets as of 01-31-11.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 01-31-11 was $182,083,506.

* Yield represents the annualized yield at the date of purchase.

† At 01-31-11, the aggregate cost of investment securities for federal income tax purposes was $240,401,739. Net unrealized appreciation aggregated $8,987,963, of which $21,166,265 related to appreciated investment securities and $12,178,302 related to depreciated investment securities.

10

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

The Fund had the following country concentration as a percentage of investments on 01-31-11.

United States	82%
Canada	3%
Cayman Islands	2%
Mexico	2%
Luxembourg	1%
Argentina	1%
Brazil	1%
Australia	1%
Other Countries	4%
Short-Term Investments	3%

11

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-11	Price	Inputs	Inputs

Corporate Bonds	$143,966,177	—	$143,005,240	$960,937

Convertible Bonds	3,968,099	—	3,968,099	—

Capital Preferred Securities	1,827,963	—	1,827,963	—

U.S. Government & Agency Obligations	64,762,570	—	64,762,570	—

Foreign Government Obligations	3,668,011	—	3,668,011	—

Collateralized Mortgage Obligations	11,938,487	—	10,926,099	1,012,388

Asset Backed Securities	1,930,855	—	1,930,855	—

Common Stocks	4,740,415	$3,961,604	—	778,811

Preferred Securities	5,986,125	3,363,471	513,475	2,109,179

Short-Term Investments	6,601,000	—	6,601,000	—

Total investments in Securities	$249,389,702	$7,325,075	$237,203,312	$4,861,315
Other Financial Instruments:
Futures	$42,966	$42,966	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

12

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

		COLLATERAL
	CORPORATE	MORTGAGE	COMMON	PREFERRED
	BONDS	OBLIGATIONS	STOCK	STOCK	TOTAL

Balance as of 10-31-10	$637,920	$994,286	$108,035	$2,109,179	$3,849,420
Accrued
discounts/premiums	5,446	18	—	—	5,464

Realized gain (loss)	—	(308,307)	—	—	(308,307)
Change in unrealized
appreciation
(depreciation)	22,371	543,659	269,654	—	835,684

Net purchases (sales)	295,200	(2,440)	401,122	—	693,882

Transfers in and/or out
of Level 3	—	(214,828)	—	—	(214,828)

Balance as of 01-31-11	$960,937	$1,012,388	$778,811	$2,109,179	$4,861,315

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

13

John Hancock Investors Trust
As of 01-31-11 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the three months ended January 31, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at January 31, 2011. During the three months ended January 31, 2011, the Fund held futures contracts with notional absolute values ranging from 7.1 million to 7.4 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year Bond
Futures	10	Long	Mar 2011	$1,206,250	($60,888)
U.S. Treasury 5-Year Note
Futures	27	Short	Mar 2011	(3,197,180)	34,307
U.S. Treasury 10-Year Note
Futures	22	Short	Mar 2011	(2,657,531)	69,547
Total					$42,966

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011 by risk category:

		ASSET	LIABILITY
		DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	FINANCIAL INSTRUMENTS LOCATION	VALUE	VALUE

Interest rate contracts	Futures	$103,854	($60,888)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011